Investment Strategy	Aug. 13, 2026
Defiance Inference AI Chip ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
BITA AI Inference Chip Select Index
The Index aims to capture the performance of global publicly listed securities issued by companies that are leaders in the development of artificial intelligence (“AI”) inference technologies. The Index constituents are primarily engaged in the design, fabrication, or integrated manufacturing of specialized chips, including GPUs, ASICs, and Neuromorphic processors, specifically optimized for the execution of AI models. Eligible constituents must demonstrate significant thematic exposure to the Index’s theme based either on its total revenue derived from, or by being ranked within the top five positions in terms of absolute thematic revenue in, the following segments:
Inference GPUs: Companies that design or manufacture highly parallelized processing units. While originally for graphics, these chips are essential for AI inference due to their ability to handle the massive simultaneous mathematical throughput required by neural networks.
Custom AI ASICs: Companies focused on purpose-built silicon designed for a single, specific AI application. These chips are engineered from the ground up to provide maximum efficiency and performance for specific inference tasks, often outperforming general-purpose hardware.
FPGA-based AI Accelerators: Companies providing integrated circuits designed to be configured by a customer or a designer after manufacturing. In the AI context, these allow for hardware-level acceleration of inference algorithms that can be updated or re-programmed as AI models evolve.
AI-Optimized CPUs: Companies developing general-purpose processors with integrated AI acceleration capabilities, such as dedicated instructions, tensor-processing components, or neural processing engines. These processors support AI inference by accelerating neural-network computations and performing the logical control, task orchestration, and sequential processing required to manage complex inference workloads.
Accelerator Modules: Companies that produce integrated hardware systems or plug-in boards that combine multiple AI chips, memory, and high-speed interconnects into a single unit designed to be deployed in high-performance data centers for massive-scale inference.
Neuromorphic Chips: Companies engaged in the development of brain-inspired computing hardware. These processors mimic the neuro-biological architectures of the human nervous system by using spiking neural networks, to achieve ultra-low power consumption, making them ideal for edge-device inference.
The products, services, and business activities (“PSA”) of each segment are mapped into a set of sub-themes. The sub-themes are then grouped together into overarching themes. The level of exposure of a company to a particular theme, sub-theme, and PSA is determined by the BITA Thematic Exposure Score. The BITA Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from each relevant PSA, as a proportion of the company’s total revenue. Revenue-based exposure is determined through an analysis of a company’s business footprint via the collection of publicly available data provided by the company (i.e., regulatory filings, annual reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks, quarterly earnings reports, investor presentations, official earnings conference call transcripts, and credible news sources).
Each Index constituent must: (i)(a) derive at least 50% of its total revenue from, at least one of the PSAs related to a segment listed above, or (b) rank within the top five positions in the initial universe (as determined at the time of each quarterly rebalance and reconstitution) by absolute revenue derived from any combination of the PSAs related to one or more segments listed above, provided that the Index constituent derives at least 25% of its total revenue from such PSAs; (ii) be listed on one of the following exchanges: Australian Stock Exchange, Vienna Stock Exchange, Euronext Brussels, Canadian Securities Exchange, Toronto Stock Exchange, TSX Venture Exchange, Shanghai Stock Exchange, Shenzhen Stock Exchange, Nasdaq Copenhagen, Nasdaq Helsinki, Euronext Paris Exchange, Deutsche Börse, Hong Kong Stock Exchange, Euronext Irish Stock Exchange, Tel-Aviv Stock Exchange, Borsa Italiana, Tokyo Stock Exchange, Euronext Amsterdam Stock Exchange, New Zealand Stock Exchange, Euronext Oslo Børs, Euronext Lisbon, Singapore Exchange, Korea Exchange, Bolsas y Mercados Espanoles, Nasdaq Stockholm, SIX Swiss Exchange, Taiwan Stock Exchange, London Stock Exchange, Nasdaq, or New York Stock Exchange, (iii) have a market capitalization of at least $100 million; (iv) have a free-float percentage of at least 10%; and (v) have a 3-month average daily traded value of at least $1 million (collectively, “AI Chip Companies”).
The Index is rebalanced and reconstituted quarterly after the close of business on the third Friday of March, June, September, and December each year based on data as of the close of business of the first Friday of the rebalancing month. However, between quarterly rebalances, BITA GmbH (the “Index Provider”) may, in accordance with the Index methodology, (i) add immediately, as Index constituents, initial public offerings (“IPOs”) or companies pivoting to activities related to an Index segment with a proven thematic exposure higher than the minimum requirement; and/or (ii) substitute an Index constituent or perform an extraordinary adjustment to the Index upon the occurrence of an extraordinary event as deemed by the Index Provider (e.g., a company files a shareholder report with the SEC that reflects at least 50% of the company’s total revenue from at least one of the PSAs related to a segment listed above). In such cases, the Index Provider will announce the extraordinary Index adjustment with a notice period of at least two trading days (with respect to the affected constituent) and proceed to its implementation after the close of business on the effective date specified in the announcement.
As of June 19, 2026, the Index had 26 constituents, 12 of which were listed on a non-U.S. exchange. As of June 19, 2026, the Index had significant exposure to companies domiciled in the United States and Taiwan. The Index’s geographic exposure may change significantly with each reconstitution or based on market movements in between reconstitutions.
At the time of each rebalance and reconstitution of the Index, each constituent is weighted by its free-float market capitalization and cannot exceed 20% of the total Index weight. The cumulative weight of all constituents with a weighting of more than 4.5% cannot exceed 40% of the total weight of the Index. Excess weight is re-distributed proportionally among the uncapped constituents. Additionally, the weight of each Index constituent may rise and/or fall between Index rebalance dates.
The Index was established in 2026 and is owned by the Index Provider. The Fund’s Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in AI Chip Companies, as defined above. The Fund’s investments in AI Chip Companies will primarily consist of equity securities (domestic and foreign) but may include total return swap agreements that provide exposure to AI Chip Companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
The Fund may invest in: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Defiance ETFs, LLC (the “Adviser”) or sub-adviser to be of comparable quality (collectively, “Collateral”). Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in the derivatives positions.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of June 19, 2026, the Index was concentrated in the semiconductors industry within the information technology sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in AI Chip Companies, as defined above. The Fund’s investments in AI Chip Companies will primarily consist of equity securities (domestic and foreign) but may include total return swap agreements that provide exposure to AI Chip Companies.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of June 19, 2026, the Index was concentrated in the semiconductors industry within the information technology sector.
Defiance AI Packaging & Testing ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
BITA AI Advanced Packaging and Testing Index
The Index seeks to track the performance of publicly traded companies with material involvement in the provision of specialized packaging and testing for artificial intelligence (“AI”) semiconductors. The Index captures both suppliers of critical materials, substrates, equipment, and test systems, as well as outsourced semiconductor assembly and test (“OSATs”), foundries, and integrated database management system (“IDMs”) that offer advanced packaging services. Eligible constituents must demonstrate significant thematic exposure to the Index’s theme based either on its total revenue derived from, or by being ranked within the top five positions in terms of absolute thematic revenue in, the following segments:
Process Control & Metrology: Companies that provide inspection, measurement, and defect-detection systems for semiconductor wafers and packages. They use optical, electron-beam, and X-ray techniques to verify critical dimensions, film thickness, overlay accuracy, and surface quality at nanometre scales, enabling high yields in advanced packaging production lines.
Wafer-Level Back-End Processing: Companies that perform post-front-end processes while chips are still on the silicon wafer, including redistribution layer (RDL) formation, under-bump metallisation (UBM), copper pillar plating, and through-silicon via (TSV) creation. These steps are essential for fan-out, wafer-level chip-scale packaging (WLCSP), and 3D-IC stacking.
Die Bonding & Assembly: Companies that develop and operate precision pick-and-place, die attach, and thermocompression bonding equipment used to mount individual semiconductor dies onto substrates, interposers, or other dies. They enable high-density interconnection in multi-chip modules, chiplet-based designs, and memory stacks.
Factory Automation & Wafer Handling: Companies that supply automated material handling systems, equipment front end modules (EFEMs), wafer transfer robots, load ports, and stockers for cleanroom environments. Their solutions move wafers, reconstituted wafers, and panels between process tools while maintaining contamination control and traceability.
Silicon Photonics & Co-Packaged Optics (CPO) Equipment: Companies that manufacture assembly, alignment, and test equipment for optical integrated circuits. This includes precision fibre attach, edge coupler alignment, grating coupler testing, and hybrid integration tools that combine electronic and photonic dies into a single package, enabling high-bandwidth, low-power data transmission for AI clusters and high-performance computing.
Test & Burn-In: Companies that provide automated test equipment (ATE), probe cards, load boards, and burn-in systems for semiconductor devices. Their technologies perform functional, parametric, and reliability testing at wafer, singulated die, and package levels, including high-temperature operating life (HTOL) stress to screen early failures in AI, HPC, and memory chips.
Advanced Packaging Substrates & Interposers: Companies that design and fabricate high-density organic, ceramic, or glass substrates and silicon interposers. These components provide fine-pitch interconnect layers (e.g., ABF build-up films), passive routing, and power delivery between chiplets and printed circuit boards, forming the backbone of 2.5D and 3D advanced packages.
Panel-Level Packaging (PLP) Equipment: Companies that develop processing tools (lithography, plating, etching, lamination, bonding) adapted for large rectangular panels rather than circular wafers. Their equipment improves material utilisation and throughput for fan-out packaging on panel substrates up to 600×600 mm or larger, reducing cost per unit for high-volume applications.
Advanced Packaging Materials: Companies that produce specialised chemicals, films, pastes, and underfill materials used in advanced assembly. Key products include dielectric build-up films (e.g., ABF), non-conductive pastes (NCP), capillary underfill (CUF), thermal interface materials (TIM), and wafer-level moulding compounds that ensure electrical insulation, mechanical stability, and heat dissipation.
Memory Packaging & Test: Companies focused on the unique assembly and test requirements of high-bandwidth memory (HBM), DDR5, and 3D NAND. This includes die stacking with through-silicon vias, hybrid bonding, and system-level test solutions for memory-intensive AI accelerators, graphics processors, and server modules.
The products, services, and business activities (“PSA”) of each segment are mapped into a set of sub-themes. The sub-themes are then grouped together into overarching themes. The level of exposure of a company to a particular theme, sub-theme, and PSA is determined by the BITA Thematic Exposure Score. The BITA Thematic Exposure Score is equivalent to the sum of the revenue derived by the company from each relevant PSA, as a proportion of the company’s total revenue. Revenue-based exposure is determined through an analysis of a company’s business footprint via the collection of publicly available data provided by the company (i.e., regulatory filings, annual reports, 10-Ks, 10-Qs, 20-Fs, 8-Ks, quarterly earnings reports, investor presentations, official earnings conference call transcripts, and credible news sources).
Each Index constituent must: (i)(a) derive at least 50% of its total revenue from, at least one of the ~~P~~SAs related to a segment listed above, or (b) rank within the top five positions in the initial universe (as determined at the time of each quarterly rebalance and reconstitution) by absolute revenue derived from any combination of the PSAs related to one or more segments listed above, provided that the Index constituent derives at least 25% of its total revenue from such PSAs; (ii) be listed on one of the following exchanges: Australian Stock Exchange, Vienna Stock Exchange, Euronext Brussels, Canadian Securities Exchange, Toronto Stock Exchange, TSX Venture Exchange, Shanghai Stock Exchange, Shenzhen Stock Exchange, Nasdaq Copenhagen, Nasdaq Helsinki, Euronext Paris Exchange, Deutsche Börse, Hong Kong Stock Exchange, Euronext Irish Stock Exchange, Tel-Aviv Stock Exchange, Borsa Italiana, Tokyo Stock Exchange, Euronext Amsterdam Stock Exchange, New Zealand Stock Exchange, Euronext Oslo Børs, Euronext Lisbon, Singapore Exchange, Korea Exchange, Bolsas y Mercados Espanoles, Nasdaq Stockholm, SIX Swiss Exchange, Taiwan Stock Exchange, London Stock Exchange, Nasdaq, or New York Stock Exchange, (iii) have a market capitalization of at least $100 million; (iv) have a free-float percentage of at least 10%; and (v) have a 3-month average daily traded value of at least $1 million (collectively, “AI Packaging & Testing Companies”).
The Index is rebalanced and reconstituted quarterly after the close of business on the third Friday of March, June, September, and December each year based on data as of the close of business of the first Friday of the rebalancing month. However, between quarterly rebalances, BITA GmbH (the “Index Provider”) may, in accordance with the Index methodology, (i) add immediately, as Index constituents, initial public offerings (“IPOs”) or companies pivoting to activities related to an Index segment with a proven thematic exposure higher than the minimum requirement; and/or (ii) substitute an Index constituent or perform an extraordinary adjustment to the Index upon the occurrence of an extraordinary event as deemed by the Index Provider (e.g., a company files a shareholder report with the SEC that reflects at least 50% of the company’s total revenue from at least one of the PSAs related to a segment listed above). In such cases, the Index Provider will announce the extraordinary Index adjustment with a notice period of at least two trading days (with respect to the affected constituent) and proceed to its implementation after the close of business on the effective date specified in the announcement.
As of June 30, 2026, the Index had 17 constituents, 11 of which were listed on a non-U.S. exchange. As of June 30, 2026, the Index had significant exposure to companies in China, Japan, and Taiwan. The Index’s geographic exposure may change significantly with each reconstitution or based on market movements in between reconstitutions.
At the time of each rebalance and reconstitution of the Index, each constituent is weighted by its free-float market capitalization. Additionally, the weight of each Index constituent may rise and/or fall between Index rebalance dates.
The Index was established in 2026 and is owned by the Index Provider. The Fund’s Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in AI Packaging & Testing Companies, as defined above. The Fund’s investments in AI Packaging & Testing Companies will primarily consist of equity securities (domestic and foreign) but may include total return swap agreements that provide exposure to AI Packaging & Testing Companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
The Fund may invest in: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Defiance ETFs, LLC (the “Adviser”) or sub-adviser to be of comparable quality (collectively, “Collateral”). Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in the derivatives positions.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of June 30, 2026, the Index was concentrated in the semiconductors industry within the information technology sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in AI Packaging & Testing Companies, as defined above. The Fund’s investments in AI Packaging & Testing Companies will primarily consist of equity securities (domestic and foreign) but may include total return swap agreements that provide exposure to AI Packaging & Testing Companies.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Defiance Memory & Photonics ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
Solactive Memory and Photonics Index
The Index is a rules-based index that tracks the performance of a portfolio of global companies with business activities in the photonics and memory industry, including data storage drives and memory semiconductors (“Memory & Photonics Companies”). Solactive AG, the index provider (the “Index Provider”), selects and maintains the eligible Index universe from constituents of the Solactive GBS Global Markets All Cap USD Index (the “Base Index”), which tracks the performance of securities of all market capitalization covering approximately the largest 100% of the free-float market capitalization in the global markets. Each Index constituent must (i) be listed on one of the following exchanges: NASDAQ, New York Stock Exchange, Hong Kong Exchange, Taiwan Stock Exchange (including Taipei Exchange), Korea Exchange, OMX Nordic Stockholm, or Tokyo Stock Exchange, (ii) have a minimum average daily value traded over one month and over six months of at least $1 million USD on Selection Day (defined below), (iii) have only one share class eligible for inclusion in the Index universe, and (iv) be classified in one of two Index Categories (i.e., Memory or Photonics) based on their FactSet Revere Business Industry Classification System (“RBICS”) sub-industry or industry groups identified in the table below (collectively, the companies meeting such criteria are referred to as the “Index Universe”).

Index Category	RBICS Sub-Industry or Industry Group Classification
Memory	Data Storage Drives and Peripherals
Memory	Flash Memory Semiconductors
Memory	Volatile Memory Semiconductors
Memory	Networking Semiconductors
Memory	RF Analog and Mixed Signal Semiconductors
Memory	Other Memory Semiconductors
Photonics	Optoelectronics Electronic Components
The Index Provider selects Index constituents in two steps: (i) all eligible securities are ranked based on their free float market capitalization in descending order and (ii) the 20 highest-ranked securities are selected for inclusion in the Index. In the event that less than 20 securities are eligible for Index inclusion, all eligible securities are selected and the Index consists of less than 20 Index Constituents. The Index may not include securities from all of the RBICS sub-industry or industry groups described in the table above.
The Index is rebalanced quarterly after the market close on the first Wednesday of February, May, August, and November (each, a “Rebalance Day”) each year based on data as of market close of the twentieth business day prior to the scheduled Rebalance Day (the “Selection Day”). If the scheduled Rebalance Day is not a trading day, the Rebalance Day will be the immediately following trading day. On each Selection Day, each Memory & Photonics Company is equally weighted.
As of August 9, 2026, the Index had 20 constituents, 11 of which were listed on a non-U.S. exchange. As of August 9, 2026, the Index had significant exposure to companies headquartered in Taiwan. The Index’s geographic exposure may change significantly with each reconstitution or based on market movements in between reconstitutions.
The Index was established in 2026 and is owned by the Index Provider. The Fund’s Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Fund’s Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Memory & Photonics Companies (as defined above). The Fund’s investments in Memory & Photonics Companies will primarily consist of equity securities (domestic and foreign) but may include total return swap agreements that provide exposure to Memory & Photonics Companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
The Fund may invest in: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Defiance ETFs, LLC (the “Adviser”) or sub-adviser to be of comparable quality (collectively, “Collateral”). Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in the derivatives position.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of the Optoelectronics Electronics Components industry group, and have significant exposure to the Data Storage Hardware industry group.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Memory & Photonics Companies (as defined above). The Fund’s investments in Memory & Photonics Companies will primarily consist of equity securities (domestic and foreign) but may include total return swap agreements that provide exposure to Memory & Photonics Companies.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of the Optoelectronics Electronics Components industry group, and have significant exposure to the Data Storage Hardware industry group.
Defiance Plumbing & Electrical ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
Solactive United States Plumbing & Electrical Index
The Index is a rules-based index that tracks the performance of a portfolio of U.S.-listed companies with a focused exposure across the plumbing, electrical, and heating, ventilation, and air conditioning (“HVAC”) industries, and related building-systems industries (“Plumbing & Electrical Companies”). Solactive AG, the index provider (the “Index Provider”), selects and maintains the eligible Index universe from constituents of the Solactive GBS United States All Cap Index (the “Base Index”), which tracks the performance of securities of all market capitalizations covering approximately the largest 100% of the free-float market capitalization in the United States. Each Index constituent must (i) have a minimum average daily value traded over one month and over six months of at least $2.5 million USD on Selection Day (defined below), (ii) have only one share class eligible for inclusion in the Index universe, and (iii) be classified in one of four Index Categories based on their FactSet Revere Business Industry Classification System (“RBICS”) sub-industry groups identified in the table below (collectively, the companies meeting such criteria are referred to as the “Index Universe”).

Index Category	RBICS Sub-Industry Group Classification
Distribution & Field Services
Utility Infrastructure Construction; Maintenance/Repair/Overhaul Supplies Distributors; Plumbing and Heating Supply Distributors; Multi-type Specialty Engineer Contractors; and HVAC Equipment and Supplies Distributors

Electrical Systems & Components	Diversified Electrical/Power System Manufacturing; General Machinery Manufacturing; Power Generation/Support Products Manufacturing; and Electrical Systems and Equipment Manufacturing
HVAC & Climate Systems	Mixed Heating and Cooling Equipment Manufacturing; Heating, Ventilation and Air Conditioning Products; and Multi-type Specialty Engineering Contractors
Plumbing & Water Systems	Air, Liquid and Gas Control Equipment Products; Utilities Pipes and Pipe Fittings Manufacturing; Valves and Fluid Control Products; Heating, Ventilation and Air Conditioning Products; and Other Fluid Power and Control Equipment Products
The Index Provider selects Index constituents in two steps: (i) all eligible securities are ranked based on their free float market capitalization in descending order, and (ii) the top 30 ranked securities are selected for Index inclusion. In the event that less than 30 securities are eligible, then all eligible securities are selected, and therefore the Index will consist of less than 30 Index Constituents. The Index may not include securities from all of the RBICS sub-industry groups described in the table above.
The Index is rebalanced semi-annually after the market close on the first Wednesday of February and August (each, a “Rebalance Day”) each year based on data as of market close of the twentieth business day prior to the scheduled Rebalance Day (the “Selection Day”). If the scheduled Rebalance Day is not a trading day, the Rebalance Day will be the immediately following trading day. On each Selection Day, each Plumbing & Electrical Company is assigned a free-float market capitalization weighting. Then, a 5% weight cap is applied to each Index constituent with excess weight re-distributed to other Index constituents proportionally in an iterative manner.
The Index was established in 2020 and is owned by the Index Provider. The Fund’s Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Fund’s Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Plumbing & Electrical Companies (as defined above). The Fund’s investments in Plumbing & Electrical Companies will primarily consist of domestic equity securities but may include total return swap agreements that provide exposure to Plumbing & Electrical Companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
The Fund may invest in: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Defiance ETFs, LLC (the “Adviser”) or sub-adviser to be of comparable quality (collectively, “Collateral”). Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in the derivatives positions.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of the Air, Liquid and Gas Control Equipment Industry Group, and have significant exposure to the Equipment and Supplies Distributors Industry Group, Power Generation and Support Products Industry Group, and Specialty Contracting Services Industry Group.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Plumbing & Electrical Companies (as defined above). The Fund’s investments in Plumbing & Electrical Companies will primarily consist of domestic equity securities but may include total return swap agreements that provide exposure to Plumbing & Electrical Companies.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of the Air, Liquid and Gas Control Equipment Industry Group, and have significant exposure to the Equipment and Supplies Distributors Industry Group, Power Generation and Support Products Industry Group, and Specialty Contracting Services Industry Group.